Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued Expenses [Line Items]
Accrued expenses	$ 119,350	$ 107,932
Accrued Variable Consideration
Accrued Expenses [Line Items]
Accrued expenses	34,224	32,322
Accrued Personnel Expenses
Accrued Expenses [Line Items]
Accrued expenses	29,881	28,709
Accrued Logistic Expenses
Accrued Expenses [Line Items]
Accrued expenses	14,870	10,940
Accrued Production Expenses
Accrued Expenses [Line Items]
Accrued expenses	9,495	7,797
Accrued Marketing and Sales Expenses
Accrued Expenses [Line Items]
Accrued expenses	7,560	6,739
Other Accrued Expenses
Accrued Expenses [Line Items]
Accrued expenses	$ 23,320	$ 21,425